Risk Management - Cash flow from principal and interest payments of nonderivative financial liabilities by expected maturities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	₩ 47,274	₩ 310,388
Deposits due to customers	347,733,760	319,930,769
Borrowings	29,013,535	24,995,360
Debentures	46,535,657	46,284,097
Lease liabilities	366,343	354,751
Other financial liabilities	18,365,543	20,538,693
Total	442,062,112	412,414,058
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	35,161	100,976
Deposits due to customers	242,132,680	230,823,884
Borrowings	8,969,648	9,477,536
Debentures	6,348,064	3,068,600
Lease liabilities	68,344	41,716
Other financial liabilities	14,409,376	17,614,313
Total	271,963,273	261,127,025
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	10,397
Deposits due to customers	41,113,768	33,705,990
Borrowings	5,734,715	4,366,223
Debentures	6,841,379	4,201,926
Lease liabilities	36,729	53,260
Other financial liabilities	113,049	290,584
Total	53,839,640	42,628,380
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	91,785
Deposits due to customers	24,269,363	20,107,790
Borrowings	3,210,812	2,415,548
Debentures	5,211,032	5,316,672
Lease liabilities	35,377	30,216
Other financial liabilities	19,370	12,190
Total	32,745,954	27,974,201
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	107,230
Deposits due to customers	29,670,943	27,331,774
Borrowings	3,156,211	2,494,732
Debentures	5,214,942	5,371,869
Lease liabilities	29,948	25,653
Other financial liabilities	20,315	11,894
Total	38,092,359	35,343,152
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	10,490,993	7,871,688
Borrowings	7,457,240	5,800,815
Debentures	19,621,659	24,982,746
Lease liabilities	157,361	162,092
Other financial liabilities	765,870	610,514
Total	38,493,123	39,427,855
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	12,113	0
Deposits due to customers	56,013	89,643
Borrowings	484,909	440,506
Debentures	3,298,581	3,342,284
Lease liabilities	38,584	41,814
Other financial liabilities	3,037,563	1,999,198
Total	₩ 6,927,763	₩ 5,913,445